SUMMARY OF LAND USE RIGHT, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Land Use Right Net
Land use right		¥ 63,618	¥ 63,618
Less: accumulated amortization		(7,623)	(6,987)
Land use right, net	$ 8,253	¥ 55,995	¥ 56,631